Common and preferred shares and other equity instruments	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Common and preferred shares and other equity instruments

Note 15	Common and preferred shares and other equity instruments

The following table presents the number of common and preferred shares outstanding and dividends paid, and other equity instruments and distributions paid thereon:
Common and preferred shares outstanding and other equity instruments

$ millions, except number of shares and per share amounts, as at or for the year ended October 31				2025				2024
	Shares outstanding		Dividends and distributions paid		Shares outstanding		Dividends and distributions paid
	Number of shares	Amount	Amount	$ per share	Number of shares	Amount	Amount	$ per share
Common shares	926,610,598	$16,842	$3,629	$3.88	942,285,419	$17,009	$3,382	$3.60
Class A Preferred Shares
Series 39 (1)	–	–	–	–	–	–	11	0.70
Series 41 (2)	–	–	3	0.24	12,000,000	300	12	0.98
Series 43 (3)	–	–	7	0.59	12,000,000	300	9	0.79
Series 47	18,000,000	450	26	1.47	18,000,000	450	27	1.47
Series 49 (4)	–	–	–	–	–	–	8	0.65
Series 51 (5)	–	–	–	–	–	–	10	0.97
Series 56	600,000	600	44	73.65	600,000	600	44	73.65
Series 57	500,000	500	37	73.37	500,000	500	22	42.92
Series 61	150,000	150	6	37.95	–	–	–	–
Total		$1,700	$123			$2,150	$143
Treasury shares – common shares (6)	3,438	$3			9,179	$2
Treasury shares – preferred shares (6)	(1,223)	(1)			(3,778)	(4)
Other Equity Instruments (7)
Limited Recourse Capital Notes Series 1 (8)		$–	$30	4.375%		$750	$33	4.375%
Limited Recourse Capital Notes Series 2		750	30	4.000%		750	30	4.000%
Limited Recourse Capital Notes Series 3		800	57	7.150%		800	57	7.150%
Limited Recourse Capital Notes Series 4		500	38	6.987%		500	–	6.987%
Limited Recourse Capital Notes Series 5 (9)		693	48	6.950%		–	–	–
Limited Recourse Capital Notes Series 6		450	17	6.369%		–	–	–
Limited Recourse Capital Notes Series 7 (9)		1,027	21	7.000%		–	–	–
Limited Recourse Capital Notes Series 8		450	–	5.898%		–	–	–
Total		$4,670	$241			$2,800	$120	–

(1)	Series 39 preferred shares were redeemed at par value for a total price of $400 million on July 31, 2024.
(2)	Series 41 preferred shares were redeemed at par value for a total price of $300 million on January 31, 2025.
(3)	Series 43 preferred shares were redeemed at par value for a total price of $300 million on July 31, 2025.
(4)	Series 49 preferred shares were redeemed at par value for a total price of $325 million on April 30, 2024.
(5)	Series 51 preferred shares were redeemed at par value for a total price of $250 million on July 31, 2024.
(6)
A long position in our own shares is shown as a negative number, which reduces the number of shares outstanding. A short position is shown as a positive number, which adds to the number of shares outstanding. See Note 1 to the consolidated financial statements for the accounting policy on treasury shares.

(7)	See the “Limited Recourse Capital Notes (LRCNs)” section below for details.
(8)	Limited Recourse Capital Notes Series 1 were redeemed at their principal amount of $750 million on September 29, 2025.
(9)	For Limited Recourse Capital Notes – Series 5 and Series 7, the amount represents the Canadian dollar equivalent of the U.S. dollar notional amount.
Common shares
CIBC’s authorized capital consists of an unlimited number of common shares, without nominal or par value.
Common shares issued

$ millions, except number of shares, as at or for the year ended October 31		2025		2024
	Number of shares	Amount	Number of shares	Amount
Balance at beginning of year	942,294,598	$17,011	931,098,941	$16,082
Issuance pursuant to:
Equity-settled share-based compensation plans	2,824,550	168	2,593,751	148
Shareholder investment plan (1)	629	–	10,986,157	698
Employee share purchase plan (2)	–	–	2,626,726	173
	945,119,777	$17,179	947,305,575	$17,101
Purchase of common shares for cancellation	(18,500,000)	(335)	(5,000,000)	(90)
Treasury shares	(5,741)	1	(10,977)	–
Balance at end of year	926,614,036	$16,845	942,294,598	$17,011

(1)
Commencing with dividends paid on January 28, 2025 and for future dividends declared until further notice, common shares received by participants under the shareholder investment plan were purchased from the open market, a change from issuance from Treasury. For the share purchase option, this change became effective February 1, 2025. Commencing with the dividends paid on July 29, 2024, common shares received by participants were issued from Treasury without a discount.

(2)	Commencing October 11, 2024, employee contributions to our Canadian ESPP were invested to acquire common shares in the open market. Previously, these shares were issued from Treasury.
Common shares reserved for issue
As at October 31, 2025, 19,949,155 common shares (2024: 22,773,705) were reserved for future issue pursuant to stock option plans, 33,960,071 common shares (2024: 33,960,700) were reserved for future issue pursuant to the Shareholder Investment Plan, 3,731,131 common shares (2024: 3,731,131) were reserved for future issue pursuant to the ESPP and other activities, and 7,061,332,920 common shares (2024: 6,318,544,500)

were

reserved for future issue pursuant to instruments which include an NVCC provision requiring conversion into common shares upon the occurrence of a Trigger Event as described in the capital adequacy guidelines.
Normal course issuer bid (NCIB)
On September 8, 2025, we announced that the Toronto Stock Exchange (TSX) had accepted the notice of our intention to commence an NCIB. Purchases under this bid will be completed upon the earlier of: (i) CIBC purchasing 20 million common shares; (ii) CIBC providing a notice of termination; or (iii) September 9, 2026. 3,500,000 common shares were purchased and cancelled during the fourth quarter at an average price of $112.54 for a total amount of $393 million.
The following table shows common shares purchased and cancelled under current and previously expired NCIBs.

$ millions, except number of shares, as at or for the year ended October 31		2025		2024		Total
TSX approval date	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
September 5, 2024 (1)	15,000,000	$1,338	5,000,000	$419	20,000,000	$1,757
September 5, 2025 (2)	3,500,000	393	–	–	3,500,000	393
Total	18,500,000	$1,731	5,000,000	$419	23,500,000	$2,150

(1)	Common shares were repurchased at an average price of $87.80 under this NCIB.
(2)	Common shares were repurchased at an average price of $112.54 under this NCIB.
Preferred shares and other equity instruments
Preferred shares
CIBC is authorized to issue an unlimited number of Class A Preferred Shares and Class B Preferred Shares without nominal or par value, issuable in series, provided that, for each class of preferred shares, the maximum aggregate consideration for all outstanding shares at any time does not exceed $10 billion. There are no Class B Preferred Shares currently outstanding.
Terms of Class A Preferred Shares
Non-cumulative Rate Reset Class A Preferred Shares Series 47, 56, 57 and 61 (NVCC) are redeemable instruments, subject to regulatory approval, for cash by CIBC on or after the specified redemption dates at the cash redemption prices indicated in the terms of the preferred shares. These preferred shares are compound instruments with both equity and liability features as payments of dividends and principal in cash are made at our discretion. The liability component has a nominal value and, as a result, the full proceeds received upon issuance have been presented as equity on the consolidated balance sheet, and any dividend payments paid thereon are accounted for as equity distributions.

$ millions, except per share amounts, outstanding as at October 31, 2025
	Par value	Cash redemption price per share	Current dividend rate	Issue date	Dividend payment frequency	Dividends per share (1)	Next dividend reset date (2)	Dividend after reset	Earliest specified redemption date (3)(4)
Series 47 (5)(6)	$450	$25.00	5.878%	January 18, 2018	Quarterly	$0.367375	January 31, 2028	GoC (7) + 2.45%	January 31, 2028
Series 56	600	1,000.00	7.365%	September 16, 2022	Semi-annual	36.825	October 28, 2027	GoC (7) + 4.20%	September 28 -October 28, 2027
Series 57	500	1,000.00	7.337%	March 12, 2024	Semi-annual	36.685	April 12, 2029	GoC (7) + 3.90%	March 12 -April 12, 2029
Series 61	150	1,000.00	6.369%	March 24, 2025	Semi-annual	31.845	April 28, 2030	GoC (7) + 3.65%	March 28 - April 28, 2030
(1)	Dividends may be adjusted depending on the timing of issuance or redemption.
(2)	Subsequent interest reset dates are every five years from the date shown.
(3)	Redemptions are subject to regulatory approval and certain provisions of the shares. Redemptions may be in whole or in part.
(4)	Redemptions are at par. Subsequent redemption dates are every five years after this date.
(5)	Interest rate was reset January 31, 2023.
(6)
Holders have the right to convert their shares on a one-for-one basis into Non-cumulative Floating Rate Class A Preferred Shares Series 48 (NVCC) (Series 48 shares), subject to certain conditions, on January 31, 2023 and on January 31 every five years thereafter. Holders of the Series 48 shares will be entitled to receive a quarterly floating rate dividend, if declared, equal to the three-month Government of Canada Treasury Bill yield plus 2.45%. Holders of the then outstanding Series 48 shares may convert their shares on a one-for-one basis into Series 47 shares, subject to certain conditions, on January 31, 2028 and on January 31 every five years thereafter.

(7)	The prevailing five-year Government of Canada bond yield.
Limited Recourse Capital Notes (LRCNs)
(1)
The LRCNs are compound instruments with both equity and liability features as payments of interest and principal in cash are made at our discretion, as the sole recourse of each Note holder in the event of non-payment will be limited to that holder’s proportionate share of the Non-cumulative Rate Reset Class A Preferred Shares Series held in the CIBC LRCN Limited Recourse Trust (Limited Recourse Trust). The liability component of the LRCNs has a nominal value and, as a result, the full proceeds received upon the issuance of the LRCNs have been presented as equity on the consolidated balance sheet, and any interest payments paid thereon are accounted for as equity distributions. Our significant terms and conditions are presented in the table below:

$ millions, outstanding as at October 31, 2025
	Par value		Current interest rate	Issue date	Payment frequency	Next interest reset date (2)	Interest rate reference after reset	Earliest specified redemption date (3)	Maturity date
Series 2		$750	4.000%	September 14, 2021	Semi-annual	January 28, 2027	GoC (4) + 3.10%	December 28, 2026 -January 28, 2027 (5)	January 28, 2082
Series 3		$800	7.150%	June 15, 2022	Semi-annual	July 28, 2027	GoC (4) + 4.00%	June 28 -July 28, 2027 (5)	July 28, 2082
Series 4		$500	6.987%	June 25, 2024	Semi-annual	July 28, 2029	GoC (4) + 3.70%	June 28 -July 28, 2029 (5)	July 28, 2084
Series 5	US$	500	6.950%	November 5, 2024	Quarterly	January 28, 2030	UST (6) + 2.83%	January 28, 2030 (7)	January 28, 2085
Series 6		$450	6.369%	March 24, 2025	Semi-annual	April 30, 2030	GoC (4) + 3.65%	March 28 -April 28, 2030 (5)	April 28, 2085
Series 7	US$	750	7.000%	July 14, 2025	Quarterly	October 28, 2030	UST (6) + 3.00%	October 28, 2030 (7)	October 28, 2085
Series 8		$450	5.898%	September 29, 2025	Semi-annual	January 28, 2031	GoC (4) + 3.11%	December 28, 2030 -January 28, 2031 (5)	January 28, 2086
(1)
LRCN Series 2, 3, 4, 5, 6, 7, and 8 (NVCC) (subordinated indebtedness) were concurrently issued with
Non-cumulative
5-Year
Fixed Rate Reset Class A Preferred Shares Series 54, 55, 58, 59, 60, 62, and 63 (NVCC), respectively, which are held by the consolidated entity, Limited Recourse Trust, and, as a result, eliminated in CIBC’s consolidated financial statements. In the event of non-payment
by CIBC of the principal amount of, interest on, or redemption price for the LRCNs when due, the sole remedy of each LRCN Note holder is limited to that holder’s proportionate share of the Series’ Class A Preferred Shares held in the Limited Recourse Trust.

(2)	Subsequent interest reset dates are five years from the date shown, with the last interest rate reset date five years before the maturity date.
(3)	Redemptions are subject to regulatory approval. Redemptions may be in whole or in part.
(4)	The prevailing five-year Government of Canada bond yield.
(5)	Redemptions are at par. Subsequent redemption dates are every five years after this date.
(6)	The prevailing five-year US Treasury rate.
(7)	Redemptions are at par. Subsequent redemption dates are every January 28, April 28, July 28 and October 28 after this date.

NVCC conversion mechanics
Each series of Class A Preferred Shares and LRCNs discussed above are subject to an NVCC provision, necessary for the shares and LRCNs to qualify as Tier 1 regulatory capital under Basel III. As such, the Class A Preferred Shares and LRCNs are automatically converted into common shares upon the occurrence of a Trigger Event. As described in the Capital Adequacy Guidelines, a Trigger Event occurs when OSFI determines the bank is or is about to become non-viable and, if after conversion of all contingent instruments and consideration of any other relevant factors or circumstances, it is reasonably likely that its viability will be restored or maintained; or if the bank has accepted or agreed to accept a capital injection or equivalent support from a federal or provincial government, without which OSFI would have determined the bank to be non-viable. In such an event, Class A Preferred Shares Series 47, 56, 57 and 61 will be converted into a number of common shares, determined by dividing the par value plus accrued and unpaid interest by the average common share price (as defined in the relevant prospectus supplements) subject to a minimum price of $
2.50
per share (subject to adjustment in certain events as defined in the relevant prospectus supplements). Series 54, 55, 58, 59, 60, 62 and 63 Preferred Shares held in the Limited Recourse Trust will automatically and immediately be converted, without the consent of LRCN Note holders, into a variable number of common shares which will be delivered to LRCN Note holders in satisfaction of the principal amount of, and accrued and unpaid interest on, all of the LRCNs. All claims of LRCN Note holders against CIBC under the LRCNs will be extinguished upon receipt of such common shares.
Restrictions on the payment of dividends
Under Section 79 of the
Bank Act
(Canada), a bank, including CIBC, is prohibited from declaring or paying any dividends on its preferred or common shares if there are reasonable grounds for believing that the bank is, or the payment would cause it to be, in contravention of any capital adequacy or liquidity regulation or any direction to the bank made by OSFI.
In addition, our ability to pay common share dividends is also restricted by the terms of the outstanding preferred shares. These terms provide that we may not pay dividends on our common shares at any time without the approval of holders of the outstanding preferred shares, unless all dividends to preferred shareholders that are then payable have been declared and paid or set apart for payment. Our Series 54, 55, 58, 59, 60, 62 and 63 Preferred Shares further limit the payment of dividends on the outstanding Class A Preferred Shares Series 47, 56, 57 and 61 in certain limited circumstances.
Currently, these limitations do not restrict the payment of dividends on our preferred or common shares.
Capital
Objectives, policy and procedures
Our overall capital management objective is to employ a strong and efficient capital base. We manage capital in accordance with a capital policy approved by the Board, which includes specific guidelines that relate to capital strength, capital mix, dividends and return of capital, and the unconsolidated capital adequacy of regulated entities. Capital is monitored continuously for compliance.
Each year, a Capital Plan and three-year outlook are established as a part of the financial plan, and they encompass all material elements of capital: forecasts of sources and uses of capital including earnings, dividends, business growth, and corporate initiatives, as well as maturities, redemptions, and issuances of capital instruments. The Capital Plan is stress-tested to ensure that it is sufficiently robust under severe but plausible stress scenarios. The level of capital and capital ratios are monitored throughout the year including a comparison to the Capital Plan. There were no significant changes made to the objectives, policy, guidelines and procedures during the year.
Regulatory capital, leverage and total loss absorbing capacity (TLAC) requirements
Our regulatory capital requirements are determined in accordance with guidelines issued by OSFI, which are based on the capital standards developed by the Basel Committee on Banking Supervision (BCBS).
CIBC has been designated by OSFI as a domestic systemically important bank (D-SIB) in Canada, and is subject to a Common Equity Tier 1 (CET1) surcharge equal to 1.0% of risk-weighted assets (RWA). OSFI also expected D-SIBs to hold a Domestic Stability Buffer (DSB) of 3.5% as at October 31,
2025
 and 2024
.
The resulting targets established by OSFI for D-SIBs, including all buffer requirements, for CET1, Tier 1 and Total capital ratios are 11.5%, 13.0%, and 15.0%, respectively.
Regulatory capital consists of CET1, Tier 1 and Tier 2 capital. CET1 capital includes common shares, retained earnings, AOCI (excluding AOCI relating to cash flow hedges and changes to FVO liabilities attributable to changes in own credit risk), and qualifying instruments issued by a consolidated banking subsidiary to third parties, less regulatory adjustments for items such as goodwill and other intangible assets (net of related deferred tax liabilities), certain deferred tax assets, net assets related to defined benefit pension plans as reported on our consolidated balance sheet (net of related deferred tax liabilities), and certain investments. Additional Tier 1 (AT1) capital primarily includes NVCC preferred shares, LRCNs, and qualifying instruments issued by a consolidated subsidiary to third parties. Tier 2 capital includes NVCC subordinated indebtedness, eligible general allowance, and qualifying instruments issued by a consolidated subsidiary to third parties.
To supplement risk-based capital requirements, OSFI expects federally regulated deposit-taking institutions to have a leverage ratio, which is a non-risk-based capital metric, that meets or exceeds 3.5%, including a 0.5% D-SIB buffer.
OSFI also requires D-SIBs to maintain a supervisory target TLAC ratio (which builds on the risk-based capital ratios) and a minimum TLAC leverage ratio (which builds on the leverage ratio). OSFI expects D-SIBs to have a minimum risk-based TLAC ratio of 21.5% plus the then applicable DSB requirement (3.5% as noted above), and a minimum TLAC leverage ratio of 7.25%. TLAC consists of regulatory capital and bail-in eligible liabilities that have residual maturity greater than one year.
These targets may be higher for certain institutions at OSFI’s discretion. During the years ended October 31, 2025 and 2024, we have complied with OSFI’s regulatory capital, leverage ratio, and TLAC requirements.
Our capital, leverage and TLAC ratios are presented in the table below:

$ millions, as at October 31		2025	2024
CET1 capital		$47,718	$44,516
Tier 1 capital	A	54,105	49,481
Total capital		62,287	56,809
Total RWA	B	357,803	333,502
CET1 ratio		13.3%	13.3%
Tier 1 capital ratio		15.1%	14.8%
Total capital ratio		17.4%	17.0%
Leverage ratio exposure	C	$1,261,098	$1,155,432
Leverage ratio	A/C	4.3%	4.3%
TLAC available	D	$114,102	$101,062
TLAC ratio	D/B	31.9%	30.3%
TLAC leverage ratio	D/C	9.0%	8.7%